Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
Changes in property, plant and equipment for the Group are as follows:

Amounts in thousands USD	Buildings	Leasehold improvement	Plant and machinery	Furniture, fittings and equipment	Construction in progress for property, plant and equipment	Total
Cost
As of January 01, 2022		$3,323	$8,035	$3,591	$753	$15,702
Additions	—	855	2,302	1,722	2,414	7,293
Transfers	—	(117)	353	106	(342)	—
Disposals	—	(74)	(220)	(740)	—	(1,034)
Translation differences	—	(25)	(763)	(405)	(93)	(1,286)
As of December 31, 2022	$—	$3,960	$9,707	$4,275	$2,733	$20,675
Additions	—	2,470	4,978	1,727	9,817	18,992
Transfers	452	2,930	1,820	2,570	(8,121)	(349)
Disposals	—	(3)	(536)	(38)	—	(577)
Translation differences	14	215	623	318	35	1,205
As of December 31, 2023	$466	$9,572	$16,592	$8,851	$4,463	$39,944
Amortization and impairment
As of January 01, 2022	$—	$75	$1,603	$1,328	$—	$3,006
Depreciation for the period	—	722	1,814	594	—	3,130
Transfers	—	(24)	—	24	—	—
Disposals	—	—	(14)	(191)	—	(205)
Translation differences	—	(2)	(137)	(173)	—	(312)
As of December 31, 2022	$—	$771	$3,266	$1,582	$—	$5,619
Depreciation for the period	18	1,232	2,406	797	—	4,453
Transfers	—	(2)	680	(726)	—	(48)
Disposals	—	—	(421)	43	—	(378)
Translation differences	2	17	164	77	—	260
As of December 31, 2023	$20	$2,017	$6,095	$1,773	$—	$9,905
Net Book Value
As of December 31, 2023	$446	$7,555	$10,497	$7,078	$4,463	$30,039
As of December 31, 2022	$—	$3,189	$6,441	$2,693	$2,733	$15,056